Determination of fair values - Additional Information (Detail) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Level 1 | Convertible unsecured notes
Disclosure of fair value measurement of liabilities [line items]
Convertible unsecured notes fair value	$ 52,756	$ 43,125